CARE AND MAINTENANCE (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Care And Maintenance [Line Items]
Care and maintenance expense	$ 1,356	$ 5,233
El Cubo, Mexico [Member]
Care And Maintenance [Line Items]
Care and maintenance expense	860	3,010
Compas Mine, Maxico [Member]
Care And Maintenance [Line Items]
Care and maintenance expense	1,356	0
Severance cost	$ 870
Guanacevi, Mexico [Member]
Care And Maintenance [Line Items]
Care and maintenance expense		886
Bolanitos, Mexico [Member]
Care And Maintenance [Line Items]
Care and maintenance expense		832
El Compas, Mexico [Member]
Care And Maintenance [Line Items]
Care and maintenance expense		$ 505